MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2023
MARKETABLE SECURITIES
Schedule of marketable securities

	12/31/2023	12/31/2022
Current
National Treasury Financial Note	2,979,760	6,725,210
Repurchase Agreements	2,798,670	4,209,818
National Treasury Notes	70,861	375,884
Financial Investments in Foreign Currency	—	360,361
Others	70,880	522,381
	5,920,171	12,193,654
Non-current
Beneficiary Parties (a)	427,202	407,556
Others	5,522	4,537
	432,724	412,093

	6,352,895	12,605,747

(a)Beneficiary Parties.

Securities acquired due to the restructuring of the Company’s investment in INVESTCO S.A. These assets guarantee annual income equivalent to 10% of the profit of Lajeado Energia S.A., Paulista Lajeado Energia S.A. and CEB Lajeado Energia S.A., paid together with the dividends, and will be redeemed at the maturity scheduled for October 2032, upon their conversion into preferred shares of the capital stock of said companies.

The reduction in balance classified as marketable securities reflects the occurrence of payments made during the financial year 2023. The main disbursements were (i) amortization of debt, (ii) stock buybacks and (iii) amortization of obligations under Law nº 14,182/21. (See Note 31).

Schedule of correction for reclassification of marketable securities

	12/31/2022		12/31/2022
Titles	(As reported)	Adjustments	(As revised)
Current
National Treasury Financial Note	2,216,621	4,508,589	6,725,210
Repurchase agreements	1,272,316	2,937,502	4,209,818
National Treasury Notes	484,253	(108,369)	375,884
Financial Investments in Foreign Currency	—	360,361	360,361
Fixed income securities	7,928,308	(7,928,308)	—
Investments in fund quotes	210,950	(210,950)	—
Others	81,206	441,175	522,381
	12,193,654	—	12,193,654
Non-current
Beneficiary Parties	407,556	—	407,556
Others	10,092	(5,555)	4,537
	417,648	(5,555)	412,093

	12,611,302	(5,555)	12,605,747